Supplemental Cash Flow Information - Schedule of Operating Activities and Investing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Interest received	$ 77	$ 76
Interest paid	(89)	(98)
Income taxes refunded	9	17
Income taxes paid	(201)	(134)
Net (purchases) proceeds of short-term investments and available-for-salesecurities
Purchases of short-term investments	(91)	(49)
Proceeds from maturity of short-term investments	86	63
Purchases of available-for-sale securities	(67)	(31)
Proceeds from sale of available-for-sale securities	24	54
Total proceeds	$ (48)	$ 37